Mineral Royalty Interest - Additional Information (Detail) $ in Millions			6 Months Ended
	Jun. 30, 2021 CAD ($)	Jan. 05, 2021 USD ($) oz	Jun. 30, 2021 USD ($)	Jan. 05, 2021 CAD ($)
Metates Properties [member]
Disclosure Of Royalty Arrangements [line items]
Net smelter return royalty percentage			0.50%
Revenues recognized in royalty agreement			$ 0
Depletion in royalty agreement			0
Carrying cost of royalty			$ 3,000,000
Brewery Creek Royalty [Member]
Disclosure Of Royalty Arrangements [line items]
Net smelter return royalty percentage		2.00%
Ounces of gold mined from ore extracted from the property before step up in royalty percentage | oz		600,000
Upfront cash payment for Royalty interest		$ 3,000,000		$ 4
Total consideration owed by Mine Operator upon election of reacquisition of royalty interest	$ 2
Net smelter return royalty percentage after potential buy back	2.125%
Net smelter return royalty percentage after step up		2.75%